Taxation - Reconciliation of Income Tax Expense to Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Abstract]
Loss before tax	$ (153,417)	$ (112,105)	$ (81,260)
Tax at the UK tax rate of 19.00% (2017: 19.25%, 2016: 20.00%)	(29,149)	(21,580)	(16,252)
Tax effects of:
Impairment of intangible assets			46
Sundry temporary differences		(599)	268
Sundry permanent differences	4,355	1,965	1,945
Entertaining	37	27	272
Loss utilisation	(334)	(85)
Taxes paid overseas and rate difference	(599)	(144)	42
Foreign exchange rate differences	(6)	192	306
Unrecognized deferred tax asset arising from timing differences relating to:
Share based payment	(4,327)	3,722	2,913
Non-current assets	361	463	208
Prior year adjustments	(50)	132	17
Losses carried forward	31,870	16,077	10,434
Income tax expense	$ 2,158	$ 170	$ 199